Organization and Business Description (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2023 ¥ / shares	Jul. 02, 2022
Organization and Business Description [Abstract]
Percentage of shareholder	100.00%	100.00%	100.00%
Option price | (per share)	$ 1.41	¥ 10
Interest free loan (in Dollars)	$ 400,000